Acquisitions and Divestitures -Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Restructuring and Related Cost, Incurred Cost			$ 72	$ 36	$ 63
Buisness Sale Percentage of Voting Interest Sold	49.00%
Quantum Capital Partners A.G
Business Acquisition [Line Items]
Manufacturing agreement (in years)		3 years
Discontinuationof Marzocchi Motor Bike Fork Suspension Business Mountain Bike Businessand Liquidationof Marzocchi Operations [Member]
Business Acquisition [Line Items]
Restructuring and Related Cost, Incurred Cost					$ 29